IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated August 17, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated February 28, 2020 (as revised August 17, 2020) and

Statement of Additional Information (the “SAI”),

dated February 28, 2020 (as revised August 17, 2020),

for the iShares International Treasury Bond ETF (IGOV) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The change to the Fund’s Underlying Index, as disclosed in a supplement dated June 30, 2020, is expected to be implemented as of the close of market on or around August 31, 2020 in order to be effective for the market open on or around September 1, 2020.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-SUPP-IGOV-0820

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated August 17, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated February 28, 2020 (as revised August 17, 2020) and

Statement of Additional Information (the “SAI”),

dated February 28, 2020 (as revised August 17, 2020),

for the iShares 1-3 Year International Treasury Bond ETF (ISHG) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The change to the Fund’s Underlying Index, as disclosed in a supplement dated June 30, 2020, is expected to be implemented as of the close of market on or around August 31, 2020 in order to be effective for the market open on or around September 1, 2020.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-SUPP-ISHG-0820

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE